STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

February 25, 2011

VIA EDGAR

Mr. Brion R. Thompson
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	O'Connor Fund of Funds: Multi-Strategy
(formerly, O'Connor Multi-Strategy Fund of Funds)
(File Nos. 333-170913 and 811-22500)

Dear Mr. Thompson:

On behalf of O'Connor Fund of Funds:  Multi-Strategy (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (also constituting Amendment No. 1 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended).

Accompanying this filing are requests for acceleration, on behalf of the Fund and its distributor, of the Fund’s Registration Statement to Tuesday, March 1, 2011.

The Amendment is marked to show changes from the versions of the prospectus and statement of additional information included in the Fund's Registration Statement filed on December 1, 2010.  These changes consist of those made in response to comments provided in your letter to me dated December 28, 2010, as well as various stylistic changes and disclosure clarifications.  With the exception of a few additional disclosure clarifications, the changes reflected in the Amendment are the same as those identified in prior correspondence with you.

Set forth below is a summary of the Staff's comments and the Fund's responses thereto.

PROSPECTUS

Cover Page

Investment Portfolio

Comment 1.  Disclosure states that the Fund will invest through registered and unregistered Investment Funds, but may also invest directly pursuant to investment advisory agreements that grant the Investment Managers discretionary investment authority on a managed account basis.  Please inform us whether these investment advisory arrangements will be subject to the provisions of Section 15 of the Investment Company Act of 1940.

Response 1.  We confirm that the Investment advisory arrangements that would grant the Investment Managers discretionary investment authority on a managed account basis will be subject to the provisions of Section 15 of the Investment Company Act of 1940.

Summary of Fund Expenses

Comment 2.  Disclosure provides that the Fund may engage in "short sales."  Please confirm that the fee table will include, as an expense, an estimate of dividends paid on the Fund's short sale transactions.  See AICPA Audit and Accounting Guide:  Investment Companies, Paragraph 7.93.j (May 2010).

Response 2.  We confirm that, if the Fund engages in short sale transactions, the fee table will include, as an expense, an estimate of dividends paid on such short sale transactions.  The Fund does not, however, presently intend to engage in such short sale transactions.

STATEMENT OF ADDITIONAL INFORMATION

Fundamental Policies

Comment 3.  The penultimate fundamental policy provides that the Fund will not invest more than 25% of the value of its total assets in the securities of any single industry.  The final sentence of the fundamental policy states that the Fund may invest in Investment Funds that may concentrate their assets in one or more industries.  In our view, although the Fund may invest in Investment Funds which concentrate, the Adviser and the Fund may not ignore the concentration of the underlying Investment Funds when determining whether the Fund is in compliance with its own concentration policy.  For example, in our view, it would be a violation of the Fund's concentration policy for the Fund to invest all its assets in Investment Funds that concentrate in a particular industry or group of industries.  Please add disclosure indicating that the Fund will consider the concentration of underlying Investment Funds when determining compliance with its concentration policy.

Response 3.  The disclosure in the SAI in the seventh bullet point under the caption "ADDITIONAL INVESTMENT POLICIES—Fundamental Policies" has been revised to indicate that the Fund will consider the concentration of the Investment Funds in determining compliance with its concentration policy.

Board Composition and Leadership Structure

Comment 4.  Please revise the disclosure to describe briefly the Fund's leadership structure, including whether the chairman of the board is an interested person of the Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940.  Disclosure further why the Fund has determined that its leadership structure is appropriate given the specific characteristics or circumstances of the Fund.  See Item 18.5(a) of Form N-2.

Response 4.  The disclosure in the SAI under the caption "TRUSTEES—Board Composition and Leadership Structure" has been revised to more fully describe the Fund's leadership structure, including that the chairman of the board is an interested person of the Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, although the board has nevertheless concluded, based on factors identified in the disclosure, that its leadership structure is appropriate even though it has not designated a lead independent Trustee.

______________________

In addition to the foregoing changes, the Amendment includes the Fund's seed capital audited financial statements.  A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of Fund financial information and stylistic changes and disclosure clarifications.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.           A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to March 1, 2011.

*     *     *     *     *     *     *     *

We hope the Staff finds this letter and the revisions in the prospectus and SAI responsive to the Staff's comments.  Should you have any questions or comments, please feel free to contact me at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Gary L. Granik
Gary L. Granik
cc:  Brad A. Green

O'CONNOR FUND OF FUNDS:  MULTI-STRATEGY
C/O UBS ALTERNATIVE AND QUANTITATIVE INVESTMENTS LLC
677 WASHINGTON BOULEVARD
STAMFORD, CONNECTICUT 06901

February 25, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Mr. Brion R. Thompson

Re:          O'Connor Fund of Funds:  Multi-Strategy (the "Fund")
Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-170913 and 811-22500)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Registration Statement on Form N-2, to March 1, 2011 or as soon thereafter as practicable.

Very truly yours,

O'CONNOR FUND OF FUNDS:  MULTI-STRATEGY

By:           /s/ Robert F. Aufenanger
Name:  Robert F. Aufenanger
Title:    Authorized Person

UBS FINANCIAL SERVICES INC.
1285 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10019

February 25, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Mr. Brion R. Thompson

Re:          O'Connor Fund of Funds:  Multi-Strategy (the "Fund")
Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-170913 and 811-22500)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Registration Statement be accelerated so that it will be declared effective on March 1, 2011, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the Fund's Registration Statement.  Prospective investors will receive final prospectuses.

UBS FINANCIAL SERVICES INC.

By:	/s/ Lina Rubin
	Name:	Lina Rubin
	Title:	Authorized Person

O'CONNOR FUND OF FUNDS:  MULTI-STRATEGY
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901
February 25, 2011
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Brion R. Thompson

Re:	O'Connor Fund of Funds: Multi-Strategy (the "Fund")
File Nos. 333-170913 and 811-22500

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of Amendment No. 1 to its Registration Statement on Form N-2, File No. 333-170913, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

O'Connor Fund of Funds:  Multi-Strategy

By:	/s/ Robert F. Aufenanger
	Name:	Robert F. Aufenanger
	Title:	Authorized Signatory